Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 557,219	$ 79,681	¥ 487,004	¥ 1,001,015
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	2,217	317	5,180	23,488
Depreciation expenses	156,901	22,437	156,683	158,082
Non-cash lease expenses	44,105	6,307	58,187	78,212
Reversal of settlement expenses	(956)	(137)	(12,454)
Share-based compensation expenses	66,881	9,564	109,030	11,530
Foreign exchange (gain) loss	25,960	3,712	383	(7,037)
(Income) loss from equity in affiliates, net of dividends	34,849	4,983	160,612	(19,340)
Gain from acquisition				(10,834)
(Reversal of) provision for credit losses	52,226	7,468	23,882	(7,028)
Impairment of long-term investments			1,000	13,343
Fair value losses in the consolidated funds	2,450	350		7,513
Fair value losses (gains) of equity investments measured at fair value	23,658	3,383	(7,808)	43,113
Changes in operating assets and liabilities:
Accounts receivable	40,420	5,780	22,939	258
Amounts due from related parties	(68,552)	(9,803)	(169,616)	94,367
Other current assets	15,801	2,260	(20,715)	(51,245)
Other non-current assets	21,275	3,042	8,954	(37,761)
Accrued payroll and welfare expenses	(5,172)	(740)	(151,367)	(104,904)
Income tax payable	83,618	11,957	(25,802)	(37,154)
Deferred revenues	(17,862)	(2,554)	(565)	4,857
Other current liabilities	(75,932)	(10,858)	(227,386)	225,565
Other non-current liabilities	(8,192)	(1,171)	(12,649)	(32,100)
Contingent liabilities	51,225	7,325		(99,000)
Lease assets and liabilities	(47,201)	(6,750)	(58,030)	(78,208)
Trading debt securities	(4,762)	(681)	(56,103)	124,005
Deferred tax assets and liabilities	26,433	3,780	95,977	17,583
Net cash provided by operating activities	976,609	139,652	387,336	1,318,320
Cash flows from investing activities:
Purchases of property and equipment	(134,142)	(19,182)	(82,175)	(157,922)
Purchase of held-to-maturity investments	(1,444,530)	(206,565)	(1,644,317)	(489,941)
Proceeds from redemption of held-to-maturity investments	1,867,102	266,992	668,548	257,474
Purchases of short-term equity securities			(90,010)	(16)
Proceeds from short-term equity securities	12,874	1,841	9,463	2,718
Purchase of other long-term investments	(28,479)	(4,072)	(9,907)
Proceeds from sale of other long-term investments	42,634	6,097	16,782	4,087
Purchase of investments held by consolidated funds			(662)	(42,206)
Proceeds from investments held by consolidated funds	51,273	7,332	83,498	32,905
Loans to related parties	(44,056)	(6,300)	(17,915)	(84,341)
Principal collection of loans to related parties	14,649	2,095	80,070	41,619
Loans disbursement to third parties	(313)	(45)	(1,843)	(18,029)
Principal collection of loans originated to third parties	26,624	3,807	135,320	221,251
Increase in investments in affiliates	(48,240)	(6,898)	(32,133)	(53,620)
Capital return from investments in affiliates	34,135	4,881	44,462	63,857
Acquisitions, net of cash acquired	(50,077)	(7,161)		(24,977)
Net cash (used in) provided by investing activities	299,454	42,822	(840,819)	(247,141)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options				3
Contribution from non-controlling interests				13,911
Distributions to non-controlling interests	(32,598)	(4,661)	(10,174)	(23,584)
Divestment of non-controlling interests	(1,549)	(222)	(51,835)	(6,925)
Payment for repurchase of ordinary shares	(52,295)	(7,478)	(53,345)
Dividend paid (Note 20)	(546,770)	(78,187)	(1,007,851)	(177,502)
Payment for withholding tax related to share-based compensation	(1,828)	(262)	(7,351)
Payments of assumed liability resulting from certain asset acquisition	(506)	(72)	(3,648)	(5,738)
Net cash used in financing activities	(635,546)	(90,882)	(1,134,204)	(199,835)
Effect of exchange rate changes	(99,491)	(14,227)	72,162	48,098
Net increases(decrease) in cash, cash equivalents and restricted cash	541,026	77,365	(1,515,525)	919,442
Cash, cash equivalents and restricted cash-beginning of the year	3,838,535	548,903	5,354,060	4,434,618
Cash, cash equivalents and restricted cash-end of the year	4,379,561	626,268	3,838,535	5,354,060
Supplemental disclosure of cash flow information:
Cash paid for income taxes	187,464	26,807	203,673	285,507
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in other current liabilities	25,888	3,702	30,749	37,018
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	52,468	7,503	94,889	92,401
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,360,918	623,603	3,822,339	5,192,127
Restricted cash	11,143	1,593	8,696	154,433
Restricted cash - non-current included in other non-current assets	7,500	$ 1,072	7,500	7,500
Total cash, cash equivalents and restricted cash	¥ 4,379,561		¥ 3,838,535	¥ 5,354,060